Insurance business - Liabilities under insurance contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	$ 93,847
Claims and benefits paid	(6,678)	$ (6,604)
Increase in liabilities to policyholders	13,015	16,332
Exchange differences and other movements	3,415	381
Gross liabilities under insurance contracts end of period	103,743	93,847
Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	61,803
Claims and benefits paid	(3,695)	(3,804)
Increase in liabilities to policyholders	10,050	11,326
Exchange differences and other movements	785	519
Gross liabilities under insurance contracts end of period	69,030	61,803
Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	6,080
Claims and benefits paid	(900)	(900)
Increase in liabilities to policyholders	1,112	1,217
Exchange differences and other movements	86	45
Gross liabilities under insurance contracts end of period	6,435	6,080
Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	25,964
Claims and benefits paid	(2,083)	(1,900)
Increase in liabilities to policyholders	1,853	3,789
Exchange differences and other movements	2,544	(183)
Gross liabilities under insurance contracts end of period	28,278	25,964
Gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	97,439	87,330
Gross liabilities under insurance contracts end of period	107,191	97,439
Gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	65,324	57,283
Gross liabilities under insurance contracts end of period	72,464	65,324
Gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	6,151	5,789
Gross liabilities under insurance contracts end of period	6,449	6,151
Gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	25,964	24,258
Gross liabilities under insurance contracts end of period	28,278	25,964
Reinsurers’ share of gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(3,592)
Gross liabilities under insurance contracts end of period	(3,448)	(3,592)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(3,521)
Gross liabilities under insurance contracts end of period	(3,434)	(3,521)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(71)
Gross liabilities under insurance contracts end of period	(14)	(71)
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	0
Gross liabilities under insurance contracts end of period	$ 0	$ 0